Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Disclosure [Abstract]
Related parties
27.	Related parties

Transactions with related entities -

During 2022, 2021 and 2020, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its other related parties:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Income
Parent
Inversiones ASPI S.A. (ASPI)
Income from office lease	16	20	17
Fees for management and administrative services	100	98	88

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,200	1,230	1,303
Income from office lease	244	332	478
Fossal S.A.A. (Fossal)
Income from office lease	16	18	19
Fees for management and administrative services	52	52	48
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	16	19	24
Fees for management and administrative services	46	155	698
Asociación Sumac Tarpuy
Income from office lease	16	20	18
Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(2,110)	(2,836)	(1,912)

Loans
Other related parties
Loans to Fossal S.A.A.	-	(14,252)	-
Loans to Fosfatos del Pacífico S.A.	-	(2,869)	-
Loan collection from Fossal S.A.A.	-	14,252	-
Loan collection from Fosfatos del Pacífico S.A.	-	2,869	-

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2022 and 2021:

	2022		2021
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Parent
Inversiones ASPI S.A.	-	5	-	105
	-	5	-	105

Other related parties
Fosfatos del Pacífico S.A.	1,123	461	1,039	37
Compañía Minera Ares S.A.C.	564	2,220	199	-
Fossal S.A.A.	75	-	12	-
Other	96	-	64	1
	1,858	2,681	1,314	38
	1,858	2,686	1,314	143

Terms and conditions of transactions with related parties -

Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended December 31, 2022, 2021 and 2020, the Group has not recorded an allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. For the year ended December 31, 2022, the total short-term compensation amounted to S/26,066,000 (2021: S/22,678,000 and 2020: S/21,859,000) and the total long-term compensation amounted to S/8,272,000 (2021: S/9,763,000 and 2020: S/5,759,000), and there were no post-employment or contract termination benefits or share-payments.